Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share

Note 4 – Earnings Per Share

Basic net loss per share is computed by dividing reported net loss by the weighted-average number of common shares outstanding for the reported period. In computing diluted earnings per share, common share equivalents are not considered in periods in which a net loss is reported, as the inclusion of the common share equivalents would be antidilutive. Since the Company was in a net loss for all periods presented in these consolidated financial statements, diluted net loss per share was the same as basic net loss per share.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025

Numerator:	(in thousands, except per share data)
Net loss attributable to common stockholders	$(4,772)	$(3,035)	$(11,473)	$(5,197)
Less: preferred dividends	(131)	-	(353)	-
Net loss attributable to common shareholders	(4,903)	(3,035)	(11,826)	(5,197)
Denominator:
Weighted-average common shares outstanding	1,233	150	1,043	149

Net loss per common share	$(4)	$(20.4)	$(11.4)	$(35)

The following potential common share equivalents were excluded from the calculation of diluted net income per share because their effect would have been anti-dilutive in the period presented (in thousands):

	June 30,	December 31,
	2026	2025
Convertible preferred stock	936	1,040
Common Stock Warrants	383	1,321
Preferred Stock Warrants	13	13
Stock options	768	367
Total potential common stock excluded from net loss per share	2,100	2,741

Note 7 – Earnings Per Share

Basic net loss per share is computed by dividing reported net loss by the weighted-average number of common shares outstanding for the reported period. In computing diluted earnings per share, common share equivalents are not considered in periods in which a net loss is reported, as the inclusion of the common share equivalents would be antidilutive. Since the Company was in a net loss for all periods presented in these consolidated financial statements, diluted net loss per share was the same as basic net loss per share.

	Years Ended December 31,
	2025	2024
	(in thousands, except per share data)
Numerator:
Net loss attributable to common stockholders	$(10,549)	$(11,017)
Less: preferred dividends	(533)	—
Net loss attributable to common shareholders	(11,082)	(11,017)
Denominator:
Weighted-average common shares outstanding	248	147

Net loss per common share	$(44.61)	$(75)

The following potential common share equivalents were excluded from the calculation of diluted net income per share in FY 2025 because their effect would have been anti-dilutive in the period presented (in thousands):

	Years Ended December 31,
	2025	2024
Convertible preferred stock	1,040	1,328
Common Stock Warrants	1,321	—
Preferred Stock Warrants	13	13
Stock options	367	252
Total potential common stock excluded from net loss per share	2,741	1,593